Schedule of revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Revenue	$ 1,944	$ 3,018	$ 3,358	$ 7,280
Upon delivery [member]
IfrsStatementLineItems [Line Items]
Revenue	784	339	1,191	1,064
Services overtime [member]
IfrsStatementLineItems [Line Items]
Revenue	1,160	2,679	2,167	6,216
United States Market [Member]
IfrsStatementLineItems [Line Items]
Revenue	790	481	1,140	1,100
Asia/pacific [member]
IfrsStatementLineItems [Line Items]
Revenue	15	1,438	41	3,891
Europe country [member]
IfrsStatementLineItems [Line Items]
Revenue	1,139	1,099	2,177	2,289
Acquisition services [member]
IfrsStatementLineItems [Line Items]
Revenue		1,435		3,848
Value added data [member]
IfrsStatementLineItems [Line Items]
Revenue	693	313	961	827
Software and solutions [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 1,251	$ 1,270	$ 2,397	$ 2,605